Cost of Sales - Disclosure of cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Production costs1	R 48,435	R 43,149	R 38,995
Amortisation and depreciation of mining assets1 (b)	7,174	4,902	4,650
Amortisation and depreciation of assets other than mining assets	162	77	96
Rehabilitation expenditure (c)	98	142	3
Care and maintenance costs of restructured shafts	328	380	246
Employment termination and restructuring costs (d)	105	200	86
Share-based payments (e)	601	573	171
Impairment/(reversal of impairment) of assets (f)	(2,779)	0	2,793
Toll treatment costs (g)	533	368	420
Other	(1)	(25)	(51)
Total cost of sales1	R 54,656	R 49,766	R 47,409